Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment reporting table
The segment results for the years ended December 31, 2019, 2018 and 2017 are presented below (in millions of U.S. dollars, except ratios).
Segment Information
For the year ended December 31, 2019

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$3,579	$2,213	$5,792	$1,493	$—	$7,285
Net premiums written	$3,302	$2,137	$5,439	$1,470	$—	$6,909
Increase in unearned premiums	(231)	(150)	(381)	(3)	—	(384)
Net premiums earned	$3,071	$1,987	$5,058	$1,467	$—	$6,525
Losses and loss expenses	(2,167)	(1,496)	(3,663)	(1,263)	3	(4,923)
Acquisition costs	(783)	(523)	(1,306)	(149)	—	(1,455)
Technical result	$121	$(32)	$89	$55	$3	$147
Other (loss) income	(1)	—	(1)	15	1	15
Other expenses	(80)	(28)	(108)	(69)	(193)	(370)
Underwriting result	$40	$(60)	$(20)	$1	n/a	$(208)
Net investment income				72	377	449
Allocated underwriting result				$73	n/a	n/a
Net realized and unrealized investment gains					887	887
Interest expense					(40)	(40)
Loss on redemption of debt					(15)	(15)
Amortization of intangible assets					(12)	(12)
Net foreign exchange losses					(87)	(87)
Income tax expense					(53)	(53)
Interest in earnings of equity method investments					16	16
Net income					n/a	$937
Loss ratio (1)	70.6%	75.3%	72.4%
Acquisition ratio (2)	25.5	26.3	25.8
Technical ratio (3)	96.1%	101.6%	98.2%
Other expense ratio (4)	2.6	1.4	2.1
Combined ratio (5)	98.7%	103.0%	100.3%

(1) Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
(2) Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
(3) Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
(4) Other expense ratio is obtained by dividing other expenses by net premiums earned.
(5) Combined ratio is defined as the sum of the technical ratio and the other expense ratio.

Segment Information
For the year ended December 31, 2018

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$3,015	$2,050	$5,065	$1,235	$—	$6,300
Net premiums written	$2,722	$1,870	$4,592	$1,211	$—	$5,803
(Increase) decrease in unearned premiums	(187)	(103)	(290)	1	—	(289)
Net premiums earned	$2,535	$1,767	$4,302	$1,212	$—	$5,514
Losses and loss expenses	(2,073)	(1,096)	(3,169)	(1,025)	—	(4,194)
Acquisition costs	(606)	(502)	(1,108)	(129)	—	(1,237)
Technical result	$(144)	$169	$25	$58	$—	$83
Other income	30	—	30	13	7	50
Other expenses	(75)	(27)	(102)	(51)	(153)	(306)
Underwriting result	$(189)	$142	$(47)	$20	n/a	$(173)
Net investment income				66	350	416
Allocated underwriting result				$86	n/a	n/a
Net realized and unrealized investment losses					(390)	(390)
Interest expense					(43)	(43)
Amortization of intangible assets					(35)	(35)
Net foreign exchange gains					119	119
Income tax benefit					9	9
Interest in earnings of equity method investments					11	11
Net loss					n/a	$(86)
Loss ratio	81.8%	62.0%	73.7%
Acquisition ratio	23.9	28.4	25.8
Technical ratio	105.7%	90.4%	99.5%
Other expense ratio	3.0	1.5	2.4
Combined ratio	108.7%	91.9%	101.9%

Segment Information
For the year ended December 31, 2017

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$2,671	$1,934	$4,605	$983	$—	$5,588
Net premiums written	$2,375	$1,780	$4,155	$965	$—	$5,120
(Increase) decrease in unearned premiums	(45)	(55)	(100)	5	—	(95)
Net premiums earned	$2,330	$1,725	$4,055	$970	$—	$5,025
Losses and loss expenses	(2,051)	(955)	(3,006)	(835)	—	(3,841)
Acquisition costs	(534)	(489)	(1,023)	(97)	—	(1,120)
Technical result	$(255)	$281	$26	$38	$—	$64
Other (loss) income	—	(1)	(1)	14	2	15
Other expenses	(88)	(33)	(121)	(44)	(183)	(348)
Underwriting result	$(343)	$247	$(96)	$8	n/a	$(269)
Net investment income				60	342	402
Allocated underwriting result				$68	n/a	n/a
Net realized and unrealized investment gains					232	232
Interest expense					(42)	(42)
Loss on redemption of debt					(2)	(2)
Amortization of intangible assets					(25)	(25)
Net foreign exchange losses					(108)	(108)
Income tax expense					(10)	(10)
Interest in earnings of equity method investments					86	86
Net income					n/a	$264
Loss ratio	88.0%	55.4%	74.1%
Acquisition ratio	22.9	28.4	25.2
Technical ratio	110.9%	83.8%	99.3%
Other expense ratio	3.8	1.9	3.0
Combined ratio	114.7%	85.7%	102.3%

Segment geographic distribution of premiums table
The following table provides the geographic distribution of gross premiums written based on the location of the underlying risk for the years ended December 31, 2019, 2018 and 2017 (in millions of U.S. dollars, except percentages):

	2019		2018		2017
North America	$3,752	51%	$2,929	47%	$2,620	47%
Europe	2,155	30	2,152	34	1,866	33
Asia, Australia and New Zealand	835	11	699	11	565	10
Latin America and the Caribbean	264	4	260	4	267	5
Middle East, Africa, Russia and the Commonwealth of Independent States (CIS)	279	4	260	4	270	5
Total	$7,285	100%	$6,300	100%	$5,588	100%

Premiums by segment and line of business
The following table provides the gross premiums written by segment and line of business for the years ended December 31, 2019, 2018 and 2017 (in millions of U.S. dollars, except percentages):

	2019	2018	2017
P&C
Casualty	$1,394	$1,052	$804
Property	644	615	547
Catastrophe	537	478	481
Motor	400	308	262
U.S. health	391	405	416
Multiline and other	213	157	161
Total P&C	$3,579	$3,015	$2,671
Specialty
Financial risks	$587	$549	$490
Agriculture	483	506	557
Aviation and space	286	228	219
Multiline and other	276	307	199
Energy	183	79	63
Property	151	112	90
Marine	132	103	154
Engineering	102	124	117
Casualty	13	42	45
Total Specialty	$2,213	$2,050	$1,934
Life and Health	$1,493	$1,235	$983
Total	$7,285	$6,300	$5,588

Percentage of premiums through brokers
The Company has two brokers that individually accounted for 10% or more of its gross premiums written during the years ended December 31, 2019, 2018 and 2017, as follows:

	2019	2018	2017
Marsh (including Guy Carpenter)	28%	22%	25%
Aon Group (including the Benfield Group)	22%	22%	22%
The following table summarizes the percentage of gross premiums written through these two brokers by segment for the years ended December 31, 2019, 2018 and 2017:

	2019	2018	2017
P&C	60%	53%	53%
Specialty	62%	52%	56%
Life and Health	8%	11%	12%